Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 336,197	$ 111,733
Financial assets at fair value through profit or loss	1,004	8,319
Trade and other receivables	190,966	72,785
Other assets	1,339	2,017
Total Current Assets	529,506	194,854
Non-Current Assets
Deferred tax assets	133	216
Property, plant and equipment	2,485	913
Right-of-use assets	3,915	188
Intangible assets	46,969	4,153
Other assets		143
Total Non-Current Assets	53,502	5,613
TOTAL ASSETS	583,008	200,467
Current Liabilities
Trade and other payables	277,160	142,865
Borrowings	5,014
Lease liabilities	502	201
Tax liabilities	13,126	7,788
Derivative financial instruments	221	2,896
Provisions	1,710	1,393
Contingent consideration liability	665
Total Current Liabilities	298,398	155,143
Non-Current Liabilities
Deferred tax liabilities	883	259
Lease liabilities	3,426	17
Total Non-Current Liabilities	4,309	276
TOTAL LIABILITIES	302,707	155,419
EQUITY
Share Capital	590	602
Share Premium	157,151
Capital Reserve	12,741	12,582
Other Reserves	(30)	119
Retained earnings	109,867	31,749
Total Equity Attributable to owners of the Group	280,319	45,052
Non-controlling interest	(18)	(4)
TOTAL EQUITY	$ 280,301	$ 45,048